INCOME TAXES AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
NOTE 6. INCOME TAXES and deferred taxes

The tax rates applicable in the countries in which Arauco operates are 25.5% in Chile, 35% in Argentina, 34% in Brazil, 25% in Uruguay and 35% in the United States (federal tax).

On September 29, 2014, the Official Gazette enacted Law No. 20,780, which introduced various amendments to the current income tax system, as well as to other taxes in Chile. The main amendment was the establishment of an option between two tax regimes: attributed income system and the partially integrated system. One of the effects of the regime selection is that it attaches a progressive increase in the First Category Tax for the fiscal years of 2014, 2015, 2016 and 2017 onwards, increasing to 21%, 22,5%, 24% y 25%, respectively, if the Company chooses the application of an attributed income system, or an increase to 21%, 22.5%, 24%, 25.5% y 27% for the fiscal years 2014, 2015, 2016, 2017, 2018 and thereafter, if the Company chooses the application of the partially integrated system.

Subsequently, on February 28, 2016, the Official Gazette enacted Law No. 20,899, which introduced amendments to Law No. 20,780. Among the main amendments is the incorporation of certain limitations for applying to the attributed income system, and therefore Arauco’s Chilean companies must apply the general rule, that is, the partially integrated system.

On December 22, 2017, a new law was enacted in the United States that amended several articles of the Income Tax Act. The most relevant amendments of this law include the reduction of the income tax rate, from 35% as to 21% by 2018 fiscal year. This amendment generated a benefit of ThU.S.$ 17,600 for Arauco’s subsidiaries in that country as of December 31, 2017, as a result of the reduction of the net deferred liabilities generated by the reduction of the federal income tax rate.

On December 29, 2017, Law No. 27,430 was enacted in the Official Gazette of Argentina, which amended several articles of the Income Tax Act. The most relevant amendments include the reduction of the federal income tax rate from 35% to 30% by 2018 and 2019 fiscal years, and 25% by 2020. This amendment generated a benefit of ThU.S$ 62,677 for Arauco’s subsidiaries in that country as of December 31, 2017, as a result of the reduction of the net deferred liabilities generated by the reduction of the federal income tax rate.

Deferred Tax Assets

The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2017	12-31-2016
Deferred Tax Assets	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	7,433	5,771
Deferred tax Assets relating to Accrued Liabilities	11,267	11,716
Deferred tax Assets relating to Post-Employment benefits	19,276	17,618
Deferred tax Assets relating to Property, Plant and equipment	11,657	9,806
Deferred tax Assets relating to Financial Instruments	4,348	12,699
Deferred tax Assets relating to Tax Loss Carryforward	62,706	50,917
Deferred tax Assets relating to Inventories	5,941	7,158
Deferred tax Assets relating to Provisions for Income	21,354	7,069
Deferred tax Assets relating to Allowance for Doubtful Accounts	5,149	4,886
Intangible revaluation differences	10,389	10
Deferred tax Assets relating to Other Deductible Temporary Differences	27,364	22,985
Total Deferred Tax Assets	186,884	157,866
Offsetting presentation	(178,618)	(151,769)
Net Effect	8,266	6,097

Certain subsidiaries of Arauco mainly in Chile, Brazil and Uruguay, as of the date of these consolidated financial statements, present tax losses for which we estimate that, given the projection of future profits, will allow the recovery of these assets. The total amount of these tax losses is ThU.S.$216,397 (ThU.S.$178,064 at December 31, 2016), which are mainly originated by operational and financial losses.

In addition, as of the closing of these consolidated financial statements there are ThU.S.$167,862 (ThU.S.$176,280 at December 31, 2016) of non-recoverable tax losses from companies in Uruguay as joint operations based on the participation of Arauco and subsidiaries in USA, for which deferred tax assets have not been recognized. The estimated recovery period exceeds the expiry date of such tax losses.

Deferred Tax Liabilities

The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2017	12-31-2016
Deferred Tax Liabilities	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	860,498	934,892
Deferred tax Liabilities relating to Financial Instruments	12,684	7,186
Deferred tax Liabilities relating to Biological Assets	676,876	719,577
Deferred tax Liabilities relating to Inventory	32,580	31,072
Deferred tax Liabilities relating to Prepaid Expenses	41,600	42,881
Deferred tax Liabilities relating to Intangible	22,014	27,222
Deferred tax Liabilities relating to Other Taxable Temporary Differences	17,731	20,004
Total Deferred Tax Liabilities	1,663,983	1,782,834
Offsetting presentation	(178,618)	(151,769)
Net Effect	1,485,365	1,631,065

The effect of changes in current and deferred tax liabilities related to financial hedging instruments corresponds to a credit of ThU.S.$1,591 for the year ended December 31, 2017 (compared to a credit of ThU.S.$17,355 for the year ended December 31, 2016), which is presented net in Reserves for Cash Flow Hedges in the Consolidated Statement of changes in Equity.

Reconciliation of deferred tax assets and liabilities

	Opening Balance 01-01-2017	Deferred tax Expenses (Income)	Deferred tax of items charged to other comprehensive income	Increase (decrease) through Business Combination	Increase (decrease) Net exchange differences	Closing balance 12-31-2017
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	5,771	931	-	726	5	7,433
Deferred tax Assets relating to Accrued Liabilities	11,716	(405)	-	-	(44)	11,267
Deferred tax Assets relating to Post-Employment benefits	17,618	2,286	(673)	-	45	19,276
Deferred tax Assets relating to Property, Plant and equipment	9,806	1,850	-	-	1	11,657
Deferred tax Assets relating to Financial Instruments	12,699	1,414	(9,764)	-	(1)	4,348
Deferred tax Assets relating to Tax Loss Carryforward	50,917	7,271	-	6,093	(1,575)	62,706
Deferred tax Assets relating to Inventories	7,158	(1,435)	-	221	(3)	5,941
Deferred tax Assets relating to Provisions for Income	7,069	(3,697)	-	-	-	3,372
Deferred tax Assets relating to Allowance for Doubtful Accounts	4,886	(854)	-	1,133	(16)	5,149
Intangible revaluation differences	10	(954)	-	11,333	-	10,389
Deferred tax Assets relating to Other Deductible Temporary Differences	30,216	6,943	-	9,134	(948)	45,345
Total Deferred Tax Assets	157,866	13,350	(10,437)	28,640	(2,536)	186,883

	Opening Balance 01-01-2017	Deferred tax Expenses (Income)	Deferred tax of items charged to other comprehensive income	Increase (decrease) Through Business Combination	Increase (decrease) Net exchange differences	Closing balance 12-31-2017
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	934,892	(82,445)	-	9,735	(1,684)	860,498
Deferred tax Liabilities relating to Financial Instruments	7,186	5,497	-	-	1	12,684
Deferred tax Liabilities relating to Biological Assets	719,577	(79,947)	-	37,246	(751)	676,876
Deferred tax Liabilities relating to Inventory	31,072	1,508	-	-	-	32,580
Deferred tax Liabilities relating to Prepaid Expenses	42,881	(1,281)	-	-	-	41,600
Deferred tax Liabilities relating to Intangible	27,222	(4,880)	-	-	(328)	22,014
Deferred tax Liabilities relating to Other Taxable Temporary Differences	20,004	(6,730)	-	4,467	(10)	17,731
Total Deferred Tax Liabilities	1,782,834	(168,278)	-	52,199	(2,772)	1,663,983

	Opening Balance 01-01-2016	Deferred tax Expenses (Income)	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2016
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	13,498	(8,019)	-	292	5,771
Deferred tax Assets relating to Accrued Liabilities	8,535	3,181	-	-	11,716
Deferred tax Assets relating to Post-Employment benefits	15,480	579	1,509	50	17,618
Deferred tax Assets relating to Property, Plant and equipment	7,730	2,076	-	-	9,806
Deferred tax Assets relating to Financial Instruments	21,805	1,500	(10,606)	-	12,699
Deferred tax Assets relating to Tax Loss Carryforward	35,751	11,498	-	3,668	50,917
Deferred tax Assets relating to Inventories	4,240	2,918	-	-	7,158
Deferred tax Assets relating to Provisions for Income	3,997	3,050	-	22	7,069
Deferred tax Assets relating to Allowance for Doubtful Accounts	4,572	261	-	53	4,886
Intangible revaluation differences	56	(46)	-	-	10
Deferred tax Assets relating to Other Deductible Temporary Differences	24,587	3,593	-	2,036	30,216
Total Deferred Tax Assets	140,251	20,591	(9,097)	6,121	157,866

	Opening Balance 01-01-2016	Deferred tax Expenses (Income)	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2016
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	930,608	(1,065)	-	5,349	934,892
Deferred tax Liabilities relating to Financial Instruments	6,376	810	-	-	7,186
Deferred tax Liabilities relating to Biological Assets	693,103	12,642	-	13,832	719,577
Deferred tax Liabilities relating to Inventory	31,912	(840)	-	-	31,072
Deferred tax Liabilities relating to Prepaid Expenses	40,907	2,078	-	(104)	42,881
Deferred tax Liabilities relating to Intangible	26,419	(528)	-	1,331	27,222
Deferred tax Liabilities relating to Other Taxable Temporary Differences	26,203	(9,229)	-	3,030	20,004
Total Deferred Tax Liabilities	1,755,528	3,868	-	23,438	1,782,834

Temporary Differences

The following tables summarize the deductible and taxable temporary differences:

	12-31-2017		12-31-2016
	Deductible	Taxable	Deductible	Taxable
Detail of classes of Deferred Tax	Difference	Difference	Difference	Difference
Temporary Differences	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	124,178		106,949
Deferred Tax Assets - Tax loss carryforward	62,706		50,917
Deferred Tax Liabilities		1,663,983		1,782,834
Total	186,884	1,663,983	157,866	1,782,834

	January - December
Detail of Temporary Difference Income	2017	2016	2015
and Loss Amounts	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	6,079	9,093	(15,306)
Deferred Tax Assets - Tax loss carryforward	7,270	11,498	(959)
Deferred Tax Liabilities	168,279	(3,868)	(26,259)
Total	181,628	16,723	(42,524)

Income Tax Expense

Income tax expense consists of the following:

	January - December
	2017	2016	2015
Income Tax composition	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(155,292)	(58,831)	(87,908)
Tax benefit arising from unrecognized tax assets previously used to reduce current tax expense	3,018	-	-
Prior period current income tax adjustments	(227)	(6,899)	4,033
Other current benefit tax (expenses)	1,865	3,360	(3,295)
Current Tax Expense, Net	(150,636)	(62,370)	(87,170)

Deferred tax expense relating to origination and reversal of temporary differences	174,358	5,225	(41,565)
Tax benefit arising from previously unrecognized tax loss carryforward	7,270	11,498	(959)
Total deferred Tax benefit (expense), Net	181,628	16,723	(42,524)
Income Tax benefit (expense), Total	30,992	(45,647)	(129,694)

The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies at December 31, 2017, 2016 and 2015:

	January - December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(28,071)	(27,931)	(33,129)
Domestic current income tax expense	(122,565)	(34,439)	(54,041)
Total current income tax expense	(150,636)	(62,370)	(87,170)

Foreign deferred tax benefit (expense)	94,228	7,794	(17,240)
Domestic deferred tax benefit (expense)	87,400	8,929	(25,284)
Total deferred tax benefit (expense)	181,628	16,723	(42,524)

Total tax benefit (expense)	30,992	(45,647)	(129,694)

Reconciliation of income tax expense from statutory tax rate to the effective tax rate.

The reconciliation of income tax expense is as follows:

	January - December
Reconciliation of Income tax from Statutory Rate to Effective Tax	2017	2016	2015
Rate	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	25.5%	24.0%	22.5%
Tax Expense at statutory tax rate	(61,037)	(63,174)	(111,916)
Tax effect of foreign tax rates	(7,118)	(13,368)	(16,099)
Tax effect of revenues exempt from taxation	40,133	33,834	41,268
Tax effect of not deductible expenses	(28,783)	(10,987)	(40,866)
Tax rate effect of tax loss carry forwards	(44)	-	14
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	195	-	(857)
Tax effect of a new evaluation of assets for deferred not recognized taxes	5,311	17,157	307
Tax rate effect from change in tax rate (opening balances)	78,946	(3,681)	(3,445)
Tax rate effect of adjustments for current tax of prior periods	(227)	(6,899)	4,033
Other tax rate effects	3,616	1,471	(2,128)
Total adjustments to tax expense at applicable tax rate	92,029	17,527	(17,778)
Tax benefit (expense) at effective tax rate	30,992	(45,647)	(129,694)